    As filed with the Securities and Exchange Commission on January 8, 1999.
                Securities Act of 1933 Registration No. 333-63807


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



  Pre-effective Amendment No. ____              Post-effective Amendment No. 1
                        (Check appropriate box or boxes)



                                 AIM FUNDS GROUP
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
                   ------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713)626-1919

Name and Address of Agent for Service:    Copy to:

CAROL F. RELIHAN, ESQUIRE                 THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1225 17th Street
Suite 100                                 Suite 2300
Houston, TX 77046                         Denver, CO 80202

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.


         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)(1)(v).

         No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

         In accordance with the guidance provided in the comment letter to the registrants dated February 15, 1996, this Post-effective Amendment to Registration Statement on Form N-14 is being filed to file a copy of Exhibit 12, the opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed on the prospectus previously filed under Registration No. 333-63807. This Post-effective Amendment consists of the facing page, this page, Item 16 from Part C of the Registration Statement marked to show revisions, a signature page, exhibit index and the exhibit described therein.

PART C.           OTHER INFORMATION


Item 16.               Exhibits.

1        (a)           Agreement and Declaration of Trust of the Registrant was
                       filed as an Exhibit to Post-Effective Amendment No. 66 on September 15, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on
                       November 17, 1995, and is hereby incorporated by reference.

         (b) First Amendment to Agreement and Declaration of Trust of the Registrant was filed as an Exhibit to Post-Effective Amendment No. 66 on September 15, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995, and is hereby incorporated by reference.

         (c) Second Amendment to Agreement and Declaration of Trust of the Registrant (name change of AIM Utilities Fund) was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995, and is hereby incorporated by reference.

         (d) Third Amendment to Agreement and Declaration of Trust of the Registrant (name change of AIM Government Securities
                       Fund) was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995, and is hereby incorporated by reference.

         (e) Fourth Amendment to Agreement and Declaration of Trust of the Registrant (name change of Class C shares of AIM Money Market Fund) was filed electronically as an Exhibit to Post-Effective Amendment No. 73 of July 25, 1997, and is hereby incorporated by reference.

         (f) Fifth Amendment to Agreement and Declaration of Trust of the Registrant (designation of Class C shares of the Funds) was filed electronically as an Exhibit to Post-Effective Amendment No. 73 of July 25, 1997, and is hereby incorporated by reference.

         (g) Sixth Amendment to Agreement and Declaration of Trust of the Registrant (name change of AIM Growth Fund) was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

2        (a)           By-Laws of the Registrant were filed as an Exhibit to
                       Post-Effective Amendment No. 66 on September 15, 1993, and were filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.

         (b) Amendment to By-Laws of the Registrant was filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.

         (c) Second Amendment to By-Laws of the Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17 1995.

         (d) Amended and Restated By-Laws of the Registrant were filed electronically as an Exhibit to Post-Effective Amendment No. 72 on April 28, 1997, and are hereby incorporated by reference.

3                      Voting Trust Agreements - None.


4 A copy of the form of Agreement and Plan of Reorganization between the Registrant and AIM Investment Portfolios was filed electronically as Appendix 1 to the Prospectus contained in the Registration Statement on Form N-14 filed on September 18, 1998, and is hereby incorporated by reference.

Item 16.               Exhibits.

5        (a)           Specimen share certificates for the nine series of Class
                       A Shares of Registrant (transfer agent change) were filed as Exhibits to post-Effective Amendment No. 69 on February 28, 1995.

         (b) Specimen share certificates for the nine series of Class B Shares of Registrant (transfer agent change) were filed as Exhibits to Post-Effective Amendment No. 69 on February 28, 1995.

         (c)           Specimen share certificate for the AIM Money Market Fund
                       - Class C Shares of Registrant (transfer agent change) was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28. 1995.

         (d) Specimen share certificate for the AIM Global Utilities Fund - Class A Shares of Registrant (name change) was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.

         (e) Specimen share certificate for the AIM Global Utilities Fund - Class B Shares of Registrant (name change) was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.

         (f) Specimen share certificate for the AIM Intermediate Government Fund - Class A Shares of Registrant (name change) was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.

         (g) Specimen share certificate for the AIM Intermediate Government Fund - Class B Shares of Registrant (name change) was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.

6        (a)           (1)      Master Investment Advisory Agreement, dated
                                August 6, 1993, between the Registrant and
                                A I M Advisors, Inc. was filed as an Exhibit to
                                Post-Effective Amendment No. 67 on
                                October 15, 1993.

                       (2) Master Investment Advisory Agreement, dated October 18, 1993, between the Registrant and
                                A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 68 on February 28, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.

                       (3) Amendment No. 1, dated as of September 28, 1994, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc., with respect to AIM Growth Fund was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.

                       (4) Amendment No. 2, dated as of November 14, 1994, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., with respect to AIM Value Fund was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.

                       (5) Master Investment Advisory Agreement, dated February 28, 1997, between the Registrant and
                                A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 72 on April 28, 1997, and is hereby incorporated by reference.

Item 16.               Exhibits.

         (b)           (1)      Form of Sub-Advisory Agreement, dated
                                August 6, 1993, among the Registrant, A I M
                                Advisors, Inc.  and CIGNA Investments, Inc.
                                was filed as an Exhibit to Post-Effective
                                Amendment No. 66 on September 15, 1993.

                       (2) Sub-Advisory Agreement, dated October 18, 1993, among the Registrant, A I M Advisors, Inc. and CIGNA Investments, Inc. was filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994.

7        (a)           (1)      Master Distribution Agreement, dated
                                August 6, 1993, between the Registrant (on behalf of its Class A Shares and Class C
                                Shares) and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment
                                No. 67 on October 15, 1993.

                       (2) Master Distribution Agreement, dated August 6, 1993, between the Registrant (on behalf of its Class A Shares and Class C Shares) and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 67 on October 15, 1993.

                       (3) Master Distribution Agreement, dated October 18, 1993, between the Registrant (on behalf of its Class A Shares and Class C Shares) and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1997.

                       (4) Master Distribution Agreement, dated October 18, 1993, between the Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994.

                       (5) Amended and Restated Master Distribution Agreement, dated May 2, 1995, between the Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.

                       (6) Master Distribution Agreement, dated February 28, 1997, between the Registrant (on behalf of its Class A shares and its AIM Cash Reserve Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 72 on April 28, 1997.

                       (7) Master Distribution Agreement, dated February 28, 1997, between the Registrant (on behalf of its Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 72 on April 28, 1997, and is hereby incorporated by reference.

                       (8) Amended and Restated Master Distribution Agreement, dated August 4, 1997, between the Registrant (on behalf of its Class A Shares, Class C Shares and AIM Cash Reserve Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

         (b) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

         (c) Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

Item 16.               Exhibits.

8        (a)           (1)      AIM Funds Retirement Plan for Eligible
                                Directors/Trustees, effective as of
                                March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on
                                April 26, 1996, and is hereby incorporated by reference.

                       (2) AIM Funds Retirement Plan for Eligible Directors/Trustees was filed as an Exhibit to post-Effective Amendment No. 69 on February 28, 1995.

         (b)           (1)      Form of Deferred Compensation Agreement for
                                Non-Affiliated Directors, approved
                                March 12, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on
                                February 27, 1998, and is hereby incorporated by reference.

                       (2) Form of Deferred Compensation Plan for Eligible Directors/Trustees as approved on December 5, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

                       (3) Form of Deferred Compensation Plan for Eligible Directors/Trustees was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995.

9        (a)           Custodian Contract, dated October 15, 1993, between the
                       Registrant and State Street Bank and Trust Company was filed as an Exhibit to post-Effective Amendment No. 68 on April 11, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on
                       April 26, 1996, and is hereby incorporated by reference.

         (b) Amendment No. 1, dated as of September 19, 1995, to the Custodian Contract, dated October 15, 1993, between the Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

         (c) Subcustodian Agreement, dated September 9, 1994, among the Registrant, Texas Commerce Bank National Association, State Street Bank and Trust Company and A I M Fund Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

         (d) Custody Agreement, dated October 19, 1995, between the Registrant, on behalf of AIM Municipal Bond Fund, and The Bank of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995, and is hereby incorporated by reference.

10       (a)           (1)      Master Distribution Plan for Registrant's Class
                                A Shares and Class C Shares, and related forms, were filed as an Exhibit to Post-Effective
                                Amendment No. 68 on April 11, 1994.

                       (2) Amended Master Distribution Plan for Registrant's Class A Shares and AIM Cash Reserve Shares (formerly, Class C Shares), and related forms, were filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.

                       (3) Amended and Restated Master Distribution Plan for Registrant's Class A Shares and AIM Cash Reserve Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 73 on July 25, 1997, and is hereby incorporated by reference.

Item 16.               Exhibits.

                       (4) Second Amended and Restated Master Distribution Plan for Registrant's Class A Shares, Class C Shares and AIM Cash Reserve Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

                       (5) Master Distribution Plan for Registrant's Class B Shares, and related forms, were filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994.

                       (6) Amended and Restated Master Distribution Plan for Registrant's Class B Shares, and related forms, were filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.

                       (7) Second Amended and Restated Master Distribution Plan for Registrant's Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 73 on July 25, 1997, and is hereby incorporated by reference.

         (b) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

         (c) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

         (d) Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

         (e) Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

         (f) Forms of Service Agreement for Bank Trust Department and for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan were filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

         (g) Rule 18f-3 Amended and Restated Multiple Class Plan (effective July 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment No. 73 on July 25, 1997.

         (h) Rule 18f-3 Second Amended and Restated Multiple Class Plan (effective September 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.


11 Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, as to the legality of the securities being registered was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed September 18, 1998, and is hereby incorporated by reference.

12 Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith electronically.

Item 16.               Exhibits.

13       (a)           (1)      Form of Transfer Agency and Registrar Agreement,
                                dated as of June 7, 1993, between AIM Funds
                                Group, a Massachusetts business trust, and The
                                Shareholder Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 65 on July 16, 1993.

                       (2) Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to post-Effective Amendment No. 70 on November 17, 1995 and is hereby incorporated by reference.

                       (3) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and
                                A I M Fund Services, Inc. was filed
                                electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

         (b)           (1)      Remote Access and Related Service Agreement,
                                dated as of December 23, 1994, between the Registrant and First Data Investor Services
                                Group, Inc. (formerly, The Shareholder Services
                                Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on
                                April 26, 1996, and is hereby incorporated by reference.

                       (2) Amendment No. 1, effective October 4, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

                       (3) Addendum No. 2, effective October 12, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

                       (4) Amendment No. 3, effective February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment
                                No. 73 on July 25, 1997, and is hereby
                                incorporated by reference.

                       (5) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

                       (6) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

Item 16.               Exhibits.

                       (7) Shareholder Sub-Accounting Services Agreement, dated as of October 1, 1993, between the Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.), Financial Data Services, Inc. and Merrill, Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

         (c)           (1)      Master Administrative Services Agreement, dated
                                August 6, 1993, between the Registrant and A I M
                                Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 67 on
                                October 15, 1993.

                       (2) Master Administrative Services Agreement, dated October 18, 1993, between the Registrant and
                                A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.

                       (3) Master Administrative Services Agreement, dated February 28, 1997, between the Registrant and
                                A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 72 on April 28, 1997, and is hereby incorporated by reference.

                       (4) Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of the Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994.

                       (5) Amendment No. 1, dated as of May 11, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of the Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995.

                       (6) Amendment No. 2, dated as of July 1, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of the Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995.

                       (7) Amendment No. 3, dated as of September 16, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of the Registrant's portfolios, and A I M Fund Services, inc. was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995.


14       (a)           Consent of KPMG Peat Marwick LLP was filed
                       electronically as an Exhibit to the Registration
                       Statement on Form N-14 filed on September 18, 1998, and is hereby incorporated by reference.

         (b) Consent of Price Waterhouse LLP was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on September 18, 1998, and is hereby incorporated by reference.


15                     Financial Statements - None.


16                     Powers of Attorney.

17       (a)           Form of Proxy was filed electronically as an Exhibit to
                       the Registration Statement on Form N-14 filed on September 18, 1998, and is hereby incorporated by reference.

         (b) Prospectus of AIM Dollar Fund was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on September 18, 1998, and is hereby incorporated by reference.

                                   SIGNATURES

         Pursuant to the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment No. 1 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment on Form N-14 to be signed on its behalf by the undersigned thereto duly authorized, in the City of Houston, State of Texas, on the 8th day of January, 1999.

                                            AIM FUNDS GROUP
                                            Registrant


                                            By:  *
                                               --------------------------------

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons on the 8th day of January, 1999 in the capacities and on the dates indicated.

SIGNATURE                           TITLE                                               DATE
---------                           -----                                               ----
/s/ Charles T. Bauer                Chairman & Trustee                             January 8, 1999
----------------------------
Charles T. Bauer

      *                             Trustee & President                            January 8, 1999
----------------------------
Robert H. Graham

      *                             Trustee                                        January 8, 1999
----------------------------
Bruce L. Crockett

      *                             Trustee                                        January 8, 1999
----------------------------
Owen Daly II

      *                             Trustee                                        January 8, 1999
----------------------------
Prema Mathai-Davis

      *
                                    Trustee                                        January 8, 1999
----------------------------
Edward K. Dunn, Jr.

      *
                                    Trustee                                        January 8, 1999
----------------------------
Jack Fields

      *                             Trustee                                        January 8, 1999
----------------------------
Carl Frischling

      *                             Trustee                                        January 8, 1999
----------------------------
Lewis F. Pennock

      *                             Trustee                                        January 8, 1999
----------------------------
Ian W. Robinson

      *
                                    Trustee                                        January 8, 1999
----------------------------
Louis Sklar

/s/ John J. Arthur                  Senior Vice President &                        January 8, 1999
----------------------------        Treasurer (Principal Financial Officer)
John J. Arthur


* By:  /s/ CAROL F. RELIHAN
       ---------------------
       Carol F. Relihan
       Attorney-In-Fact

                                  EXHIBIT INDEX


Exhibit No.             Description
-----------             -----------
12                      Opinion of Ballard Spahr Andrews & Ingersoll, LLP as to tax matters
16                      Powers of Attorney